Exhibit 99.1

Servicer’s Certificate

for the Collection Period May 01, 2020 through May 31, 2020

for Payment Date of June 15, 2020

Toyota Auto Receivables 2018-C Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	31	Actual/360 Days	31

Class	Initial Principal Balance	Final Scheduled Payment Date	Beginning Principal Balance	Beginning Principal Factor	First Priority Principal Distribution Amount	Second Priority Principal Distribution Amount	Regular Principal Distribution Amount	Ending Principal Balance	Ending Principal Factor

A-1	$ 454,000,000.00	9/16/19	$ 0.00	0.0000000	$0.00	$ 0.00	$ 0.00	$ 0.00	0.0000000
A-2a	$ 654,000,000.00	8/16/21	$110,886,695.46	0.1695515	$0.00	$17,764,824.68	$13,897,524.20	$79,224,346.58	0.1211381
A-2b	$ 106,000,000.00	8/16/21	$ 17,972,461.35	0.1695515	$0.00	$ 2,879,314.09	$ 2,252,503.92	$ 12,840,643.34	0.1211381
A-3	$ 486,400,000.00	12/15/22	$486,400,000.00	1.0000000	$0.00	$ 0.00	$ 0.00	$486,400,000.00	1.0000000
A-4	$ 152,100,000.00	2/15/24	$152,100,000.00	1.0000000	$0.00	$ 0.00	$ 0.00	$152,100,000.00	1.0000000
B	$ 47,500,000.00	8/15/24	$ 47,500,000.00	1.0000000	$0.00	$ 0.00	$ 0.00	$ 47,500,000.00	1.0000000

Total	$1,900,000,000.00		$814,859,156.81		$0.00	$20,644,138.77	$16,150,028.12	$778,064,989.92	0.4095079

Class	Interest Rate	Interest Distributable Amount	Prior Interest Carryover	Interest Distribution Amount	Current Interest Carryover	Total Principal & Interest Distribution

A-1	2.25000%	$ 0.00	$0.00	$ 0.00	$0.00	$ 0.00
A-2a	2.77000%	$ 255,963.46	$0.00	$ 255,963.46	$0.00	$31,918,312.34
A-2b	0.30363%	$ 4,699.06	$0.00	$ 4,699.06	$0.00	$ 5,136,517.07
A-3	3.02000%	$1,224,106.67	$0.00	$1,224,106.67	$0.00	$ 1,224,106.67
A-4	3.13000%	$ 396,727.50	$0.00	$ 396,727.50	$0.00	$ 396,727.50
B		$ 0.00	$0.00	$ 0.00	$0.00	$ 0.00

Total		$1,881,496.69	$0.00	$1,881,496.69	$0.00	$38,675,663.58

 Credit Enhancement

Reserve Account		Yield Supplement Overcollateralization Amount

Initial Deposit Amount	$4,750,008.27	Beginning Period Amount	$58,542,291.51
Specified Reserve Account Amount	$4,750,008.27	Increase/(Decrease)	$(3,793,870.27)
Beginning Balance	$4,750,008.27	Ending Period Amount	$54,748,421.24
Withdrawals	$ 0.00
Amount Available for Deposit	$18,500,235.76	Overcollateralization
Amount Deposited to the Reserve Account	$ 0.00
Reserve Account Balance Prior to Release	$ 4,750,008.27	Adjusted Pool Balance	$794,215,018.04
Reserve Account Required Amount	$ 4,750,008.27	Total Note Balance	$778,064,989.92
Reserve Account Release to Seller	$ 0.00	Ending Overcollateralization Amount	$ 16,150,028.12
Ending Reserve Account Balance	$ 4,750,008.27	Overcollateralization Target Amount	$ 16,150,028.12

Servicer’s Certificate

for the Collection Period May 01, 2020 through May 31, 2020

for Payment Date of June 15, 2020

Toyota Auto Receivables 2018-C Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	31	Actual/360 Days	31

 Liquidations of Charge-offs and Repossessions

		Cumulative

	Current Period Only	Current Period	Prior Period	Two Periods Prior	Three Periods Prior

Number of Liquidated Receivables	42	876	834	796	756
Gross Principal of Liquidated Receivables	$ 477,155.07	$14,515,649.10	$14,038,494.03	$13,457,255.33	$12,992,870.96
Principal of Repurchased Contracts, previously charged-off	$ 0.00	$(17,898.56)	$(17,898.56)	$(17,898.56)	$(17,898.56)
Net Liquidation Proceeds Received During the Collection Period	$(49,516.99)	$(2,802,636.00)	$(2,753,119.01)	$(2,706,310.77)	$(2,628,727.47)
Recoveries on Previously Liquidated Contracts	$(207,823.75)	$(4,590,581.96)	$(4,382,758.21)	$(4,167,877.61)	$(3,986,036.13)

Net Credit Losses	$ 219,814.33	$ 7,104,532.58	$ 6,884,718.25	$ 6,565,168.39	$ 6,360,208.80
Charge-off Rate (Number of Liquidated Receivables / Initial number of accounts in the pool)		0.80024%	0.76187%	0.72716%	0.69062%
Number of Accounts with Liquidation Proceeds or Recoveries		778	751	723	684
Ratio of Aggregate Net Losses to Average Portfolio Balance		0.50608%	0.48176%	0.45129%	0.42945%
Number of Assets Experiencing a Net Loss		768	732	702	667
Net Credit Losses for Assets Experiencing a Loss		$ 7,111,482.84	$ 6,891,525.50	$ 6,571,067.85	$ 6,365,950.21
Average Net Loss on all assets that have Experienced a Net Loss		$ 9,259.74	$ 9,414.65	$ 9,360.50	$ 9,544.15
Cumulative Net Loss Ratio		0.33808%	0.32762%	0.31242%	0.30266%
Repossessed in Current Period	6 vehicles

 Pool Data

	Original	Prior Month	Current Month

Receivables Pool Balance	$2,101,423,565.52	$889,551,476.44	$848,963,439.28
Number of Contracts	109,467	73,174	71,374
Weighted Average APR	2.14%	2.07%	2.07%
Weighted Average Remaining Term (Months)	51.70	33.39	32.58

Extensions Granted for the Applicable Month

	Two Months Prior	Prior Month	Current Month

Number of Contracts Granted Payment Extensions	N/A	3,566	1,491
Number of Contracts Granted Extensions as % of Outstanding Contracts as of Beginning of Month	N/A	4.77%	2.04%

Servicer’s Certificate

for the Collection Period May 01, 2020 through May 31, 2020

for Payment Date of June 15, 2020

Toyota Auto Receivables 2018-C Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	31	Actual/360 Days	31

 Collections

Principal Payments Received	$29,662,233.61
Prepayments in Full	$10,240,025.39
Interest Payments Received	$ 1,396,910.65
Aggregate Net Liquidation Proceeds	$ 257,340.74
Interest on Repurchased Contracts	$ 2,030.64

Total Collections	$41,558,541.03
Principal of Repurchased Contracts	$ 208,623.09
Principal of Repurchased Contracts, prev charged-off	$ 0.00
Adjustment on Repurchased Contracts	$ 0.00

Total Repurchased Amount	$ 208,623.09

Total Available Collections	$41,767,164.12

 Distributions

	Calculated Amount	Amount Paid	Shortfall

Servicing Fee	$ 741,292.90	$ 741,292.90	$0.00
Trustee and Other Fees/Expenses (capped at $300,000.00 per calendar year)
Indenture Trustee	$ 0.00	$ 0.00	$0.00
Owner Trustee	$ 0.00	$ 0.00	$0.00
Asset Representations Reviewer	$ 0.00	$ 0.00	$0.00
Interest - Class A-1 Notes	$ 0.00	$ 0.00	$0.00
Interest - Class A-2a Notes	$ 255,963.46	$ 255,963.46	$0.00
Interest - Class A-2b Notes	$ 4,699.06	$ 4,699.06	$0.00
Interest - Class A-3 Notes	$1,224,106.67	$1,224,106.67	$0.00
Interest - Class A-4 Notes	$ 396,727.50	$ 396,727.50	$0.00
First Priority Principal Distribution Amount	$ 0.00	$ 0.00	$0.00
Interest - Class B Notes	$ 0.00	$ 0.00	$0.00
Second Priority Principal Distribution Amount	$20,644,138.77	$20,644,138.77	$0.00
Reserve Account Deposit	$ 0.00	$ 0.00	$0.00
Regular Principal Distribution Amount	$16,150,028.12	$16,150,028.12	$0.00
Additional Trustee and Other Fees/Expenses
Indenture Trustee	$ 0.00	$ 0.00	$0.00
Owner Trustee	$ 0.00	$ 0.00	$0.00
Asset Representations Reviewer	$ 0.00	$ 0.00	$0.00
Excess Amounts to the Certificateholder	$ 2,350,207.64	$ 2,350,207.64	N/A

Servicer’s Certificate

for the Collection Period May 01, 2020 through May 31, 2020

for Payment Date of June 15, 2020

Toyota Auto Receivables 2018-C Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	31	Actual/360 Days	31

 Noteholder Distributions

	Interest Distributed	Per $1000 of Original Balance	Principal Distributed	Per $1000 of Original Balance	Amount Distributed	Per $1000 of Original Balance

Class A-1 Notes	$ 0.00	$0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Class A-2a Notes	$ 255,963.46	$0.39	$ 31,662,348.88	$ 48.41	$ 31,918,312.34	$ 48.80
Class A-2b Notes	$ 4,699.06	$0.04	$ 5,131,818.01	$ 48.41	$ 5,136,517.07	$ 48.45
Class A-3 Notes	$ 1,224,106.67	$2.52	$ 0.00	$ 0.00	$ 1,224,106.67	$ 2.52
Class A-4 Notes	$ 396,727.50	$2.61	$ 0.00	$ 0.00	$ 396,727.50	$ 2.61
Class B Notes	$ 0.00	$0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

 Delinquent and Repossessed Contracts

	Percentage of Current Month Number of Contracts	Units	Percentage of Current Month Receivables Pool Balance	Balance

30-59 Days Delinquent	0.58%	411	0.70%	$ 5,917,302.47
60-89 Days Delinquent	0.19%	133	0.21%	$ 1,771,336.44
90-119 Days Delinquent	0.08%	60	0.11%	$ 971,498.24
120 or more Days Delinquent	0.00%	0	0.00%	$ 0.00

Total Delinquencies	0.85%	604	1.02%	$ 8,660,137.15

Total Delinquencies - Prior Period	1.04%		1.26%
Total Delinquencies - Two Months Prior	1.10%		1.32%
Total Delinquencies - Three Months Prior	1.01%		1.20%

Receivables Pool Balance	$ 848,963,439.28
60-Day Delinquency Percentage	0.32%
Delinquency Trigger Percentage	1.55%
Has a Delinquency Trigger occurred in this Collection Period?	No

Collection Period	Collection Period End Date	Delinquency Trigger Percentage
1-12	08/31/2018 - 07/31/2019	0.95%
13-24	08/31/2019 - 07/31/2020	1.55%
25-36	08/31/2020 - 07/31/2021	2.20%
37 and after	08/31/2021 and after	3.00%

Repossessed Vehicle Inventory*	8 vehicles
* Included with Delinquencies Above

Servicer’s Certificate

for the Collection Period May 01, 2020 through May 31, 2020

for Payment Date of June 15, 2020

Toyota Auto Receivables 2018-C Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

EU Risk Retention Compliance Confirmation

Toyota Motor Credit Corporation (“TMCC”), in its capacity as the originator of the Receivables, hereby confirms its continued compliance as of the date of this Servicer’s Certificate, with its agreements in the Sale and Servicing Agreement, dated as of August 22, 2018 (the “Sale and Servicing Agreement”), among Toyota Auto Receivables 2018-C Owner Trust, Toyota Auto Finance Receivables LLC (the “Depositor”), and TMCC, and with reference to Articles 404-410 of Regulation (EU) No 575/2013, Articles 50-56 of Regulation (EU) No 231/2013 and Articles 254-257 of Regulation (EU) No 2015/35, in each case together with any related technical standards or guidelines (collectively, and in each case as in effect as of August 14, 2018 unless otherwise specified, the “E.U. Retention Rules”), to: (a) retain, on an ongoing basis, a material net economic interest of not less than 5% of the nominal value of each of the tranches sold or transferred to investors within the meaning of paragraph 1(a) of Article 405 of Regulation (EU) No 575/2013, paragraph 1(a) of Article 51 of Regulation (EU) No 231/2013, and paragraph 2(a) of Article 254 of Regulation (EU) No 2015/35 (the “E.U. Retained Interest”), by retaining, either directly or indirectly through one or more wholly-owned subsidiaries that are special purpose entities and not operating companies, not less than 5% (by initial principal amount) of each class of the Notes and not less than 5% of the percentage interests in the Certificate, and initially by causing the Depositor to acquire such securities on August 22, 2018; and (b) cause the E.U. Retained Interest to not be subject to any credit risk mitigation or any short positions or any other hedges and to not be sold, except to the extent permitted by the E.U. Retention Rules as may be in effect from time to time.

Servicer’s Certificate

for the Collection Period May 01, 2020 through May 31, 2020

for Payment Date of June 15, 2020

Toyota Auto Receivables 2018-C Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

I hereby certify to the best of my knowledge that the report provided is true and correct.

/s/ Theodore Zarrabi
Name:	Theodore Zarrabi
Title:	General Manager - Head of Treasury